As filed with the Securities and Exchange Commission on September 21, 2012
1933 Act Registration No. 333-145531
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 16 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 191 /X/

Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)

Lincoln ChoicePlus Assurance (A Share/Class)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)

100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)

Copy to:

Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on September 28, 2012, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ______________ pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
ChoicePlusSM Product Suite, ChoicePlusSM II Product Suite
ChoicePlusSM Assurance Product Suite
ChoicePlusSM Design

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
ChoicePlusSM Product Suite, ChoicePlusSM II Product Suite
ChoicePlusSM Assurance Product Suite
ChoicePlusSM Design

Supplement dated September 28, 2012 to the Prospectus dated May 1, 2012

This Supplement outlines important changes regarding:  1) investment options, 2) Investment Requirements for Living Benefit Riders, and 3) certain administrative services that impact your Lincoln ChoicePlusSM individual annuity contract. The sub-adviser changes listed below were effective September 21, 2012. All other provisions in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Effective September 28, 2012, the following fund will be available as a new investment option under your contract:

•	LVIP BlackRock Emerging Markets Index RPM Fund (Service Class)

The following table shows the expenses charged the by the fund (as a percentage of the fund’s average net assets):
	Management Fees (before any waivers/ reimbursements)	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimbursements (if any)	Total Expenses (after any waivers/ reimbursements)
LVIP BlackRock Emerging Markets Index RPM Fund1	0.55%	0.25%	0.68%	1.48%	(0.43%)	1.05%
1Other Expenses are based on estimated amounts for the current fiscal year.  Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee for the Fund:  0.05% of average daily net assets of the Fund.  The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 1.05% of average daily net assets of the fund.  Both agreements will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Trust’s board of trustees and the adviser.

Investments of the Variable Account – Description of the Funds.  This section outlines several fund name changes and investment objectives for certain funds effective September 28, 2012. The sub-adviser changes listed below were effective September 21, 2012. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP BlackRock Equity Dividend RPM Fund
(sub-advised by BlackRock Investment Management LLC)
(formerly LVIP Wells Fargo Intrinsic Value Fund)
•
LVIP BlackRock Emerging Markets Index RPM Fund: To approximate as closely as possible, before fees and expenses, the performance of a broad-based emerging markets index while seeking to control the level of portfolio volatility.

           (sub-advised by BlackRock Investment Management LLC)
•	LVIP Columbia Small-Mid Cap Growth RPM Fund
(sub-advised by Columbia Management Investment Advisers, LLC)
(formerly LVIP Turner Mid-Cap Growth Fund)
•	LVIP JPMorgan High Yield Fund
(formerly J.P. Morgan High Yield Fund)
•	LVIP JPMorgan Mid Cap Value RPM Fund
(sub-advised by J.P. Morgan Investment Management Inc.)
(formerly LVIP Columbia Value Opportunities Funds
•	LVIP SSgA Global Tactical Allocation RPM Fund
(formerly LVIP SSgA Global Tactical Allocation Fund)
•	LVIP Templeton Growth RPM Fund
(formerly LVIP Templeton Growth Fund)
•	LVIP UBS Large Cap Growth RPM Fund
(sub-advised by UBS Global Asset Management (Americas) Inc.)
(formerly LVIP Janus Capital Appreciation Fund)

While there are no changes to the following funds, the descriptions of their investment objectives have been re-stated to more closely align with the way the objectives are stated in the underlying fund prospectuses.

Delaware VIP® Trust
•	Small Cap Value Series: Capital appreciation.
•	Smid Cap Growth Series: Long-term capital appreciation.

For additional information about the funds, please refer to the funds’ prospectuses.

The Contracts – Investment Requirements.

If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective September 28, 2012. All other provisions of Investment Requirements remain unchanged.

For contracts issued by The Lincoln National Life Insurance Company:

The following change applies to Investment Requirements - Option 1.  The LVIP BlackRock Emerging Markets Index RPM Fund will be added to the list of “Limited Subaccounts” as that term is described in your prospectus.

The following change applies to Investment Requirements - Option 2.  The LVIP BlackRock Emerging Markets Index RPM Fund will be added to the list of subaccounts under Group 3.

The following change applies to Investment Requirements - Option 3  The LVIP BlackRock Emerging Markets Index RPM Fund will be added to the list of subaccounts under Group 3.

The following section outlines a new set of Investment Requirements that apply to all contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE® Advantage Guaranteed Income Benefit Protected Funds or 4LATER® Advantage Protected Funds. Some riders may not be available under all contracts.

Group 1	Group 2
Investments must be at least 30% of contract value or Account Value (if i4LIFE® Advantage with Guaranteed Income Benefit Protected Funds is in effect):	Investments cannot exceed 70% of contract value or Account Value (if i4LIFE® Advantage with Guaranteed Income Benefit Protected Funds is in effect):
1. Delaware VIP® Limited-Term Diversified Income Series	1. LVIP BlackRock Equity Dividend RPM Fund
2. Delaware VIP® Diversified Income Series	2. LVIP Columbia Small-Mid Cap Growth RPM Fund
3. LVIP BlackRock Inflation Protected Bond Fund	3. LVIP Protected Profile Conservative Fund
4. LVIP Delaware Bond Fund	4. LVIP Protected Profile Growth Fund
5. LVIP Delaware Diversified Floating Rate Fund	5. LVIP Protected Profile Moderate Fund
6. LVIP Dimensional/Vanguard Total Bond Fund	6. LVIP SSgA Global Tactical Allocation RPM Fund
7. LVIP SSgA Bond Index Fund	7. LVIP Templeton Growth RPM Fund
8. LVIP UBS Large Cap Growth RPM Fund
Group 3	9. LVIP JPMorgan Mid Cap Value RPM Fund
Investments cannot exceed 10% of contract value or Account Value (if i4LIFE® Advantage with the Guaranteed Income Benefit Protected Funds is in effect):
1. LVIP BlackRock Emerging Markets Index RPM Fund

In the alternative, you may satisfy these Investment Requirements by allocating 100% of your contract value or Account Value among the funds listed below. If you allocate less than 100% of contract value or Account Value to or among these funds, then the funds listed below that are also listed in Group 1 will be subject to Group 1 restrictions.* Any remaining funds listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

Delaware VIP® Limited-Term Diversified Income Series*
Delaware VIP® Diversified Income Series*
LVIP BlackRock Inflation Protected Bond Fund*
LVIP Delaware Bond Fund*
LVIP Delaware Diversified Floating Rate Fund*
LVIP Dimensional/Vanguard Total Bond Fund*
LVIP Protected Profile Conservative Fund
LVIP Protected Profile Growth Fund
LVIP Protected Profile Moderate Fund
LVIP SSgA Bond Index Fund*
LVIP SSgA Global Tactical Allocation RPM Fund

For contracts issued by Lincoln Life & Annuity Company of New York:

The following change is applicable to Riders purchased on or after January 20, 2009 and prior to June 30, 2009.   The LVIP BlackRock Emerging Markets Index RPM Fund is not available.

The following change is applicable to Riders purchased on or after June 30, 2009.  The LVIP BlackRock Emerging Markets Index RPM Fund will be added to the list of subaccounts under Group 3.

The following section outlines a new set of Investment Requirements that apply to all contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE® Advantage Guaranteed Income Benefit Protected Funds or 4LATER® Advantage Protected Funds. Some riders may not be available under all contracts.
Group 1	Group 2
Investments must be at least 30% of contract value or Account Value (if i4LIFE® Advantage with Guaranteed Income Benefit Protected Funds is in effect):	Investments cannot exceed 70% of contract value or Account Value (if i4LIFE® Advantage with Guaranteed Income Benefit Protected Funds is in effect):
1. Delaware VIP® Limited-Term Diversified Income Series	1. LVIP BlackRock Equity Dividend RPM Fund
2. Delaware VIP® Diversified Income Series	2. LVIP Columbia Small-Mid Cap Growth RPM Fund
3. LVIP BlackRock Inflation Protected Bond Fund	3. LVIP Protected Profile Conservative Fund
4. LVIP Delaware Bond Fund	4. LVIP Protected Profile Growth Fund
5. LVIP Delaware Diversified Floating Rate Fund	5. LVIP Protected Profile Moderate Fund
6. LVIP Dimensional/Vanguard Total Bond Fund	6. LVIP SSgA Global Tactical Allocation RPM Fund
7. LVIP SSgA Bond Index Fund	7. LVIP Templeton Growth RPM Fund
8. LVIP UBS Large Cap Growth RPM Fund
Group 3	9. LVIP JPMorgan Mid Cap Value RPM Fund
Investments cannot exceed 10% of contract value or Account Value (if i4LIFE® Advantage with the Guaranteed Income Benefit Protected Funds is in effect):
1. LVIP BlackRock Emerging Markets Index RPM Fund

In the alternative, you may satisfy these Investment Requirements by allocating 100% of your contract value among the funds listed below. If you allocate less than 100% of contract value or Account Value under i4LIFE® Advantage to or among these funds, then the funds listed below that are also listed in Group 1 will be subject to Group 1 restrictions.* Any remaining funds listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

Delaware VIP® Limited-Term Diversified Income Series*
Delaware VIP® Diversified Income Series*
LVIP BlackRock Inflation Protected Bond Fund*
LVIP Delaware Bond Fund*
LVIP Delaware Diversified Floating Rate Fund*
LVIP Dimensional/Vanguard Total Bond Fund*
LVIP Protected Profile Conservative Fund
LVIP Protected Profile Growth Fund
LVIP Protected Profile Moderate Fund
LVIP SSgA Bond Index Fund*
LVIP SSgA Global Tactical Allocation RPM Fund

In addition, the following language is added related to administrative services:

Charges and Other Deductions – Our Administrative Services Include

The last bullet under this heading is revised as follows:

•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.

The Contracts – Transfers On or Before the Annuity Commencement Date

The fourth, fifth and sixth paragraphs under this section are deleted and replaced with the following paragraph.

A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the valuation date that they are received when they are received in good order at our Home Office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request in good order at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

The Contracts – Surrenders and Withdrawals

The first paragraph under this section is deleted and replaced with the following paragraph:

Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the annuity payout option selected.

The Contracts - Telephone and Electronic Transactions

The following paragraphs are added to the prospectus:

A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.

Please retain this Supplement for future reference.

PART A

The prospectus for the ChoicePlus Assurance (A Share) variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-145531) filed on April 12, 2012.

PART B

The Statement of Additional Information for the ChoicePlus (A Share) variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-145531) filed on April 12, 2012.

Lincoln New York Account N for Variable Annuities

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-145531) filed on April 12, 2012.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-145531) filed on April 12, 2012.

Statement of Assets and Liabilities - December 31, 2011
Statement of Operations - Year ended December 31, 2011
Statements of Changes in Net Assets - Years ended December 31, 2011 and 2010
Notes to Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

3. Part B

The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-145531) filed on April 12, 2012.

Balance Sheets - Years ended December 31, 2011 and 2010
Statements of Income - Years ended December 31, 2011, 2010 and 2009
Statements of Shareholder’s Equity - Years ended December 31, 2011, 2010 and 2009
Statements of Cash Flows - Years ended December 31, 2011, 2010 and 2009
Notes to Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(c) Amendment No. 2 to that Certain Memorandum incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-37982) filed on September 8, 2000.

(2) Not Applicable

(3)(a) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(b) Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.

(c) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(d) ChoicePlus Selling Agreement NY incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(4)(a) Variable Annuity Contract (30070-A-NY 5/03) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(b) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed on April 17, 2003.

(c) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed on April 17, 2003.

(d) Variable Annuity Rider (32793-BNY) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-91182) filed on September 23, 2003.

(e) Variable Annuity Rider (32793HWM-N-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91182) filed on December 20, 2004.

(f) Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-135638) filed on November 7, 2006.

(g) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(h) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(i) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(j) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(k) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(l) Variable Annuity Payment Option Rider (I4LA-Q 10/07) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(m) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(n) Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(o) Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(p) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(q) Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(r) Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(s) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(t) Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

(u) Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

(v) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(w) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(x) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(y) Variable Annuity Payment Option Rider (I4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(z) Variable Annuity Payment Option Rider (I4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(aa) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.

(bb) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.

(5)(a) Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-145531) filed on April 16, 2010.

(b) Application for Fee-Based product (CPAAFB-NY 11/07) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-145531) filed on April 9, 2008.

(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.

(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File no. 333-141758) filed on April 7, 2010.

(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File no. 333-141758) filed on April 7, 2010.

(8)(a) Accounting and Financial Services Administration Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:

(i) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

(ii) American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

(v) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

(vi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(vii) Goldman Sachs Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

(viii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

(ix) Lord Abbett Series Fund incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

(x) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

(xi) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

(xii) Universal Institutional Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

(xiii) DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

(xiv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(xv) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 1.

(c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:

(i) American Century Investments Variable Products incorporated herein by reference to Post- Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-145531) filed on March 30, 2012.

(v) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(vi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(vii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(viii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ix) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

(x) American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

(9) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 033-26032) filed on September 21, 2012.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name	Positions and Offices with Depositor

Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Charles C. Cornelio***	Executive Vice President, Chief Administrative Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Mark E. Konen***	Executive Vice President and Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Second Vice President, General Counsel and Secretary
Jeffrey D. Coutts***	Senior Vice President and Treasurer

*	Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**	Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 100 N. Greene Street, Greensboro, NC 27401
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of July 31, 2012 there were 9,360 contract owners under Account N.

Item 28. Indemnification

a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Variable Insurance Products Trust; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Jeffrey D. Coutts****	Senior Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Senior Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Thomas P. O'Neill*	Senior Vice President and Director
Linda E. Woodward***	Secretary

*	Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
**	Principal Business address is 350 Church Street, Hartford, CT 06103
***	Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802
****	Principal Business address is 100 Greene Street, Greensboro NC 27401
(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 21st day of September, 2012.

Lincoln New York Account N for Variable Annuities (Registrant) Lincoln ChoicePlus Assurance (A Share/Class)
By:	/s/Kimberly A. Genovese Kimberly A. Genovese Assistant Vice President, Lincoln Life & Annuity Company of New York (Title)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By:	/s/Stephen R. Turer Stephen R. Turer Vice President, Lincoln Life & Annuity Company of New York (Title)
(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on September 21, 2012.

Signature	Title
* Dennis R. Glass	President (Principal Executive Officer)
Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Charles C. Cornelio	Executive Vice President, Chief Administrative Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* George W. Henderson, III	Director
* Mark E. Konen	Director
* M. Leanne Lachman	Director
* Louis G. Marcoccia	Director
* Patrick S. Pittard	Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney